Segment information	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Segment information
25.	Segment information
The Group’s operations are presented in three operating segments as follows:

•
Steel segment, comprising production and sales of semi-finished steel products, carbon and specialty long products, carbon and stainless flat products, value-added downstream metal products, including forgings, stampings, hardware, rails and ferrosilicon;

•
Mining segment, comprising production and sales of coal (coking and steam) and middlings, coke and chemical products, and iron ore concentrate, which supplies raw materials to the Steel and Power segments and also sells substantial amounts of raw materials to third parties. The Elga coal complex included in mining segment was recognised as discontinued operation in 2020 (Note 24);

•
Power segment, comprising generation and sales of electricity and heat power, which supplies electricity and heat power to the Steel and Mining segments and also sells a portion of electricity and heat power to third parties.

The above three segments meet criteria for reportable segments. No operating segments have been aggregated to form the above reportable operating segments. Subsidiaries are consolidated by the segment to which they belong based on their products and by which they are managed. The Group’s management evaluates performance of the segments based on segment revenues, gross margin, operating profit (loss), assets and liabilities. Transfer prices between operating segments are on an arm’s-length
basis in a manner similar to transactions with third parties. Income tax, deferred tax related to the consolidated group of taxpayers and certain other assets and liabilities are not allocated to those segments as they are managed on the group basis.

As of December 31, 2021 and for the year then ended	Mining	Steel	Power	Adjustments and eliminations	Consolidated
Revenue from contracts with external customers	110,791	262,500	28,783	—	402,074
Inter-segment revenue	54,182	5,926	16,636	(76,744)	—
Gross profit	103,191	62,529	14,022	(1,661)	178,081
Gross margin, %	62.6	23.3	30.9	—	44.3
Depreciation and amortisation	(6,574)	(6,314)	(469)	—	(13,357)
Impairment of goodwill and other non-current assets, net	(1,391)	644	(2,152)	—	(2,899)
Operating profit (loss)	67,999	37,447	(1,111)	(1,669)	102,666
Share of loss of associates, net	(7)	—	—	—	(7)
Finance income	524	150	2	—	676
Inter-segment finance income	2,037	478	34	(2,549)	—
Finance costs	(9,237)	(13,791)	(343)	—	(23,371)
Inter-segment finance costs	(396)	(1,950)	(203)	2,549	—
Income tax (expense) benefit	(2,782)	(4,798)	140	929	(6,511)
Profit (loss) for the period	58,643	26,138	(1,422)	(740)	82,619
Segment assets	90,610	136,352	7,870	2,698	237,530
Segment liabilities	133,059	239,782	7,117	4,850	384,808
Investments in associates	334	—	—	—	334

As of December 31, 2020 and for the year then ended	Mining	Steel	Power	Adjustments and eliminations	Consolidated
Revenue from contracts with external customers	70,881	166,885	27,688	—	265,454
Inter-segment revenue	34,402	6,626	15,769	(56,797)	—
Gross profit	51,441	30,030	14,089	(711)	94,849
Gross margin, %	48.9	17.3	32.4	—	35.7
Depreciation and amortisation	(7,463)	(6,335)	(488)	—	(14,286)
Impairment of goodwill and other non-current assets, net	(3,829)	(67)	(1)	—	(3,897)
Operating profit (loss)	14,108	6,520	(308)	(395)	19,925
Share of profit of associates, net	20	—	—	—	20
Finance income	502	3,000	2	—	3,504
Inter-segment finance income	1,786	306	21	(2,113)	—
Finance costs	(12,209)	(12,678)	(258)	—	(25,145)
Inter-segment finance costs	(199)	(1,725)	(189)	2,113	—
Income tax benefit (expense)	149	(676)	34	(2,035)	(2,528)
Profit after tax for the period from discontinued operations	41,651	—	—	(42)	41,609
Profit (loss) for the period	38,854	(34,166)	(760)	(2,472)	1,456
Segment assets	83,178	102,759	8,875	(972)	193,840
Segment liabilities	160,866	250,356	11,188	2,101	424,511
Investments in associates	341	—	—	—	341

As of December 31, 2019 and for the year then ended	Mining	Steel	Power	Adjustments and eliminations	Consolidated
Revenue from contracts with external customers	83,517	174,850	28,786	—	287,153
Inter-segment revenue	37,710	6,068	15,541	(59,319)	—
Gross profit	63,680	27,486	13,058	(157)	104,067
Gross margin, %	52.5	15.2	29.5	—	36.2
Depreciation and amortisation	(6,774)	(6,153)	(482)	—	(13,409)
Impairment of goodwill and other non-current assets, net	(3,688)	1,884	—	—	(1,804)
Operating profit (loss)	26,775	7,087	1,416	(1,078)	34,200
Share of profit of associates, net	28	—	—	—	28
Finance income	514	75	1	—	590
Inter-segment finance income	386	375	30	(791)	—
Finance costs	(18,967)	(14,514)	(382)	—	(33,863)
Inter-segment finance costs	(195)	(325)	(271)	791	—
Income tax expense	(20)	(503)	(333)	(7,057)	(7,913)
(Loss) profit after tax for the period from discontinued operations	(6,962)	39	133	—	(6,790)
Profit (loss) for the period	4,955	6,934	531	(8,135)	4,285
Segment assets	202,423	100,493	7,610	1,979	312,505
Segment liabilities	300,058	233,279	9,432	3,333	546,102
Investments in associates	321	—	—	—	321
The following table presents the Group’s revenues from contracts with customers segregated between domestic and export sales. Domestic represents sales by a subsidiary in the country in which it is located. This category is further divided between subsidiaries located in Russia and other countries. Export represents cross-border sales by a subsidiary regardless of its location.

	2021	2020	2019
Domestic
Russia	218,953	156,584	170,851
Other	49,778	28,491	28,469

Total	268,731	185,075	199,320
Export	133,343	80,379	87,833

Total revenue	402,074	265,454	287,153

The advances received represented contract liabilities to perform obligations under the contracts with customers. The revenue recognised in the reporting period that was included in the contract liability balance at the beginning of the period was RUB 5,942 million, RUB 4,861 million
and RUB 4,306 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Allocation of total revenue from contracts with customers by country is based on the location of the customer. The Group’s total revenue from external customers by geographic area were as follows:

	2021	2020	20 19
Russia	219,161	156,712	170,980
Asia	68,016	45,284	54,137
Europe, including Turkey	61,671	39,328	40,313
CIS	48,428	23,749	21,465
Other regions	4,798	381	258

Total	402,074	265,454	287,153

The majority of the Group’s
non-current
assets are located in Russia. The carrying amounts of mineral licenses, property, plant and equipment and right-of-use
assets pertaining to the Group’s major operations were as follows:

	December 31, 2021	December 31, 2020
Russia	103,095	109,954
Germany	1,283	1,446
Austria	725	820
Czech Republic	189	247
Other	370	176

Total	105,662	112,643

Because of the significant number of customers, there are no individual external customers that generate sales greater than 10% of the Group’s consolidated total revenue from contracts with customers. The following table presents the breakdown of the Group’s revenues from contracts with external customers by major products:

	2021	2020	2019
Mining segment
Coal and middlings	71,043	54,324	62,518
Coke and chemical products	37,335	14,783	17,970
Iron ore concentrate	651	413	1,179
Other	1,762	1,361	1,850

Total	110,791	70,881	83,517

Steel segment
Long steel products	149,515	98,908	97,692
Hardware	40,355	25,971	27,086
Flat steel products	36,828	23,056	23,371
Forgings and stampings	12,970	8,451	14,818
Ferrosilicon	7,418	3,159	3,229
Semi-finished steel products	6,361	181	137
Steel pipes	5,029	3,380	3,281
Other	4,024	3,779	5,236

Total	262,500	166,885	174,850

Power segment
Electricity	27,143	26,306	27,030
Other	1,640	1,382	1,756

Total	28,783	27,688	28,786

Total revenue	402,074	265,454	287,153